Average Annual Total Returns		12 Months Ended	53 Months Ended	60 Months Ended	89 Months Ended	100 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	112 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Vest US Large Cap 10% Buffer Strategies Fund Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.51%		9.23%						9.11%
Performance Inception Date	Aug. 23, 2016
Vest US Large Cap 10% Buffer Strategies Fund Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.51%		9.23%						9.06%
Vest US Large Cap 10% Buffer Strategies Fund Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.81%		7.31%						7.43%
Vest US Large Cap 10% Buffer Strategies Fund Institutional Class Shares | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index
Average Annual Return, Percent		17.88%		14.42%						14.91%
Vest US Large Cap 10% Buffer Strategies Fund Institutional Class Shares | Cboe S&P 500® Index Buffer Protect Balanced Series
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Cboe S&P 500® Index Buffer Protect Balanced Series
Average Annual Return, Percent		13.08%		10.91%						10.47%
Vest US Large Cap 10% Buffer Strategies Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes with Maximum Sales Load of 5.75%
Average Annual Return, Percent		4.81%		7.68%	7.94%
Performance Inception Date	Jul. 24, 2018
Vest US Large Cap 10% Buffer Strategies Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.41%		8.14%	7.90%
Performance Inception Date	Jul. 24, 2018
Vest US Large Cap 10% Buffer Strategies Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.29%		8.96%					8.91%
Performance Inception Date	Dec. 07, 2016
Vest US Large Cap 10% Buffer Strategies Fund Class Y Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.82%		9.49%	9.33%
Performance Inception Date	Jul. 24, 2018
Vest US Large Cap 20% Buffer Strategies Fund Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		8.72%		8.02%				10.17%
Performance Inception Date	Dec. 21, 2016
Vest US Large Cap 20% Buffer Strategies Fund Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		8.72%		4.76%				7.77%
Vest US Large Cap 20% Buffer Strategies Fund Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.16%		5.68%				7.64%
Vest US Large Cap 20% Buffer Strategies Fund Institutional Class Shares | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index
Average Annual Return, Percent		17.88%		14.42%				14.95%
Vest US Large Cap 20% Buffer Strategies Fund Institutional Class Shares | MerQube US 20% Buffer Laddered Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MerQube US 20% Buffer Laddered Index
Average Annual Return, Percent		11.03%		8.63%				7.54%
Vest US Large Cap 20% Buffer Strategies Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes with Maximum Sales Load of 5.75%
Average Annual Return, Percent		2.19%		6.47%			8.96%
Performance Inception Date	Jan. 31, 2017
Vest US Large Cap 20% Buffer Strategies Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.70%		6.94%	8.06%
Performance Inception Date	Jul. 24, 2018
Vest US Large Cap 20% Buffer Strategies Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		8.48%		8.41%			10.21%
Performance Inception Date	Jan. 31, 2017
Vest US Large Cap 20% Buffer Strategies Fund Class Y Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		9.01%		8.26%	9.47%
Performance Inception Date	Jul. 24, 2018
Vest S&P 500 Dividend Aristocrats Target Income Fund Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.12%		6.66%		8.35%
Performance Inception Date	Sep. 11, 2017
Vest S&P 500 Dividend Aristocrats Target Income Fund Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		2.67%		3.57%		5.73%
Vest S&P 500 Dividend Aristocrats Target Income Fund Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.58%		3.88%		5.46%
Vest S&P 500 Dividend Aristocrats Target Income Fund Institutional Class Shares | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index
Average Annual Return, Percent		17.88%		14.42%		14.84%
Vest S&P 500 Dividend Aristocrats Target Income Fund Institutional Class Shares | Cboe S&P 500® Dividend Aristocrats Target Income Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Cboe S&P 500® Dividend Aristocrats Target Income Index
Average Annual Return, Percent		6.81%		7.63%		9.38%
Vest S&P 500 Dividend Aristocrats Target Income Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes with Maximum Sales Load of 5.75%
Average Annual Return, Percent		(0.33%)		5.12%		7.31%
Performance Inception Date	Sep. 11, 2017
Vest S&P 500 Dividend Aristocrats Target Income Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.02%		5.57%		7.24%
Performance Inception Date	Sep. 11, 2017
Vest S&P 500 Dividend Aristocrats Target Income Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.40%		6.50%		8.14%
Performance Inception Date	Sep. 11, 2017
Vest S&P 500 Dividend Aristocrats Target Income Fund Class Y Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.30%		6.91%	8.27%
Performance Inception Date	Jul. 24, 2018
Vest Bitcoin Strategy Managed Volatility Fund Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(13.08%)	11.87%
Performance Inception Date	Aug. 13, 2021
Vest Bitcoin Strategy Managed Volatility Fund Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(17.20%)	7.08%
Vest Bitcoin Strategy Managed Volatility Fund Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(7.73%)	7.00%
Vest Bitcoin Strategy Managed Volatility Fund Institutional Class Shares | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index
Average Annual Return, Percent		17.88%	11.86%
Vest Bitcoin Strategy Managed Volatility Fund Institutional Class Shares | BetaPro Bitcoin Front Month Rolling Futures Index ER (HBITCNER)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	BetaPro Bitcoin Front Month Rolling Futures Index ER (HBITCNER)
Average Annual Return, Percent		13.39%	8.01%
Vest Bitcoin Strategy Managed Volatility Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(13.31%)	12.01%
Performance Inception Date	Aug. 13, 2021
Vest Bitcoin Strategy Managed Volatility Fund Class Y Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(12.97%)	(12.15%)
Performance Inception Date	Aug. 13, 2021